Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Warrant reserve [member]	Option reserve [member]	Contributed surplus [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2022	$ 27,064,727	$ 901,229	$ 5,032,479			$ (31,034,345)	$ 1,964,090
Balance, shares at Dec. 31, 2022	99,244,664
IfrsStatementLineItems [Line Items]
Exercise of options	$ 121,387		(78,887)				42,500
Exercise of options, shares	400,000
Share-based compensation			703,612				703,612
Net loss for the year						(701,215)	(701,215)
Other comprehensive loss
Balance at Dec. 31, 2023	$ 27,186,114	901,229	5,657,204			(31,735,560)	2,008,987
Balance, shares at Dec. 31, 2023	99,644,664
IfrsStatementLineItems [Line Items]
Exercise of options	$ 118,679		(32,079)				86,600
Exercise of options, shares	1,645,000
Share-based compensation			541,164				541,164
Net loss for the year						(668,977)	(668,977)
Other comprehensive loss					(47)		(47)
Balance at Dec. 31, 2024	$ 27,304,793	901,229	6,166,289		(47)	(32,404,537)	1,967,727
Balance, shares at Dec. 31, 2024	101,289,664
IfrsStatementLineItems [Line Items]
Share-based compensation			280,677				280,677
Net loss for the year						(1,858,747)	(1,858,747)
Other comprehensive loss					(93)		(93)
Expired warrants		(901,229)		901,229
Expired and cancelled options			(4,219,875)	4,219,875
Balance at Dec. 31, 2025	$ 27,304,793		$ 2,227,091	$ 5,121,104	$ (140)	$ (34,263,284)	$ 389,564
Balance, shares at Dec. 31, 2025	101,289,664